Business Segment Information - Reconciliation of Consolidated Net Income (Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Segment Reporting Information [Line Items]
Net income (loss)	$ (10,211)	$ (84,386)	$ 7,787
Loss (income) from discontinued operations, net of tax	6,825	82,391	(896)
Provision for (benefit from) income taxes	(7,044)	11,830	(290)
Income (loss) before income taxes	(10,430)	9,835	6,601
Non-general and administrative expense adjustments:
Depreciation and amortization	22,000	22,200	22,500
Impairment and other lease charges	9,139	13,101	21,144
Stock-based compensation expense	2,800	2,400	3,000
General and administrative expense adjustments:
Stock-based compensation expense	2,800	2,400	3,000
Continuing Operations
Segment Reporting Information [Line Items]
Net income (loss)	(10,211)	(84,386)	7,787
Loss (income) from discontinued operations, net of tax	6,825	82,391	(896)
Provision for (benefit from) income taxes	(7,044)	11,830	(290)
Income (loss) before income taxes	(10,430)	9,835	6,601
Non-general and administrative expense adjustments:
Depreciation and amortization	22,009	22,186	22,457
Impairment and other lease charges	8,023	15	13,587
Interest expense	292	325	275
Closed restaurant rent expense, net of sublease income	4,331	3,260	0
Other expense (income), net	(2,098)	862	(1,225)
Total non-general and administrative expense adjustments	32,630	26,718	35,128
General and administrative expense adjustments:
Board and shareholder matter costs			(597)
Restructuring, relocation and retentions costs	686	891
Legal settlements and related costs			(177)
Digital and brand repositioning costs	424	207
Total general and administrative expense adjustments	3,791	3,418	2,595
Adjusted EBITDA	25,991	39,971	44,324
Renewal Plan | Continuing Operations
General and administrative expense adjustments:
Restructuring, relocation and retentions costs			358
Restaurant Wages And Related Expenses | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	73	70	34
General and administrative expense adjustments:
Stock-based compensation expense	73	70	34
General and Administrative Expense | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	2,681	2,320	3,011
General and administrative expense adjustments:
Stock-based compensation expense	2,681	2,320	3,011
Operating Segments | Pollo Tropical | Continuing Operations
Segment Reporting Information [Line Items]
Income (loss) before income taxes	2,557	20,300	17,639
Non-general and administrative expense adjustments:
Depreciation and amortization	21,112	21,476	21,372
Impairment and other lease charges	8,023	15	13,587
Interest expense	2,405	1,953	1,920
Closed restaurant rent expense, net of sublease income	2,093	3,260
Other expense (income), net	(2,373)	862	(1,225)
Total non-general and administrative expense adjustments	31,333	27,636	35,688
General and administrative expense adjustments:
Board and shareholder matter costs			(328)
Restructuring, relocation and retentions costs	551	827
Legal settlements and related costs			(177)
Digital and brand repositioning costs	424	207
Total general and administrative expense adjustments	2,627	2,624	1,576
Adjusted EBITDA	36,517	50,560	54,903
Operating Segments | Pollo Tropical | Renewal Plan | Continuing Operations
General and administrative expense adjustments:
Restructuring, relocation and retentions costs			196
Operating Segments | Pollo Tropical | Restaurant Wages And Related Expenses | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	73	70	34
General and administrative expense adjustments:
Stock-based compensation expense	73	70	34
Operating Segments | Pollo Tropical | General and Administrative Expense | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	1,652	1,590	1,885
General and administrative expense adjustments:
Stock-based compensation expense	1,652	1,590	1,885
Other | Continuing Operations
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(12,987)	(10,465)	(11,038)
Non-general and administrative expense adjustments:
Depreciation and amortization	897	710	1,085
Impairment and other lease charges	0	0	0
Interest expense	(2,113)	(1,628)	(1,645)
Closed restaurant rent expense, net of sublease income	2,238	0
Other expense (income), net	275	0	0
Total non-general and administrative expense adjustments	1,297	(918)	(560)
General and administrative expense adjustments:
Board and shareholder matter costs			(269)
Restructuring, relocation and retentions costs	135	64
Legal settlements and related costs			0
Digital and brand repositioning costs	0	0
Total general and administrative expense adjustments	1,164	794	1,019
Adjusted EBITDA	(10,526)	(10,589)	(10,579)
Other | Renewal Plan | Continuing Operations
General and administrative expense adjustments:
Restructuring, relocation and retentions costs			162
Other | Restaurant Wages And Related Expenses | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	0	0	0
General and administrative expense adjustments:
Stock-based compensation expense	0	0	0
Other | General and Administrative Expense | Continuing Operations
Non-general and administrative expense adjustments:
Stock-based compensation expense	1,029	730	1,126
General and administrative expense adjustments:
Stock-based compensation expense	$ 1,029	$ 730	$ 1,126